SECURITIES AND EXCHANGE COMMISSION

                              RULE 24f-2 NOTICE FOR
                             CASH ACCUMULATION TRUST

                    Securities Act of 1933 File No. 2-91889 /
                Investment Company Act of 1940 File No. 811-4060


        This Notice is filed pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 in connection with the Registrant's election to register an indefinite number of securities under the Securities Act of 1933. Please note that the Notice is with respect to Cash Accumulation Trust's fiscal year ended September 30, 1995. Therefore, the recent amendments to the Rule (which apply to filings that cover fiscal years ending on or after October 10, 1995) do not apply to this filing. The following information is provided in accordance with the requirements of paragraph (b)(1) of the Rule in effect prior to October 10, 1995:

        (i) Fiscal year for which Notice is filed: Fiscal year ended September 30, 1995.

        (ii) Number or amount of securities of the same class or series, if any, registered under the Securities Act of 1933 other than pursuant to the Rule which remained unsold at the beginning of such fiscal year: None.

        (iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to the
                      Rule:  None.

        (iv) Number or amount of securities sold during such fiscal year: 5,211,739,188 shares.

        (v) Number or amount of securities sold during such fiscal year in reliance on the Rule: 5,211,739,188 shares.

        An opinion of the Registrant's counsel, Ropes & Gray, accompanies this Notice indicating that in their opinion the

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subject securities were duly authorized, validly issued, fully paid and non-assessable by the Trust.

        Payment of the filing fee required by paragraph (c) of the Rule (see Footnote) in the amount of $100.00 has been remitted to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania, by wire transfer, in accordance with Rule 3a of the Securities and Exchange Commission's Rules Relating to Informal and Other Procedures.




                                            /s/ Newton B. Schott, Jr.
                                            Newton B. Schott, Jr., Clerk
                                            Cash Accumulation Trust

Dated:  November 20, 1995

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Footnote:

        The fee was calculated pursuant to paragraph (c) of the Rule (in effect prior to October 10, 1995) by reducing the actual aggregate sale price of securities sold during the fiscal year by the difference between (1) the actual aggregate redemption price of such securities redeemed by the Registrant during such fiscal year and (2) the actual aggregate redemption price of such redeemed securities previously applied by the Registrant pursuant to Section 24e-2(a) in filings made pursuant to
        Section 24(e)(1) of the Investment Company Act of 1940.

                              Calculation of Fee for Fiscal Year

        Aggregate Sale Price                                     $ 5,211,739,188

        Aggregate Redemption Price                               $ 5,246,394,425

        Aggregate Redemption Price
        Applied Under Section 24e-2(a)                                  -0-

        Net Aggregate Sale Price                               $ (34,655,237)

        Fee                                                      $ 100.00*


        * Minimum fee prescribed by Section 6(b) of the Securities
        Act of 1933.



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